Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Schedule of Estimated Use of Liability (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Estimated Use Of Liabilities [line items]
Revenue from contracts with customers	$ 81,240	$ 124,407	$ 75,584
Up to 1 year [member]
Disclosure Of Estimated Use Of Liabilities [line items]
Revenue from contracts with customers		55,124
Later than one year [member]
Disclosure Of Estimated Use Of Liabilities [line items]
Revenue from contracts with customers		39,968
More than 24 months [member]
Disclosure Of Estimated Use Of Liabilities [line items]
Revenue from contracts with customers		$ 29,315